CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (2,043,030)	$ (1,624,157)	$ (1,457,722)
Foreign currency translation adjustments:
Translation gain (loss)	(32,972)	2,532	3,230
Net change	(32,972)	2,532	3,230
Available-for-sale investments:
Change in unrealized loss	(1,386)	(4,393)	(12,869)
Reclassification adjustment to net loss	236	0	0
Net change	(1,150)	(4,393)	(12,869)
Total other comprehensive loss, net of tax	(34,122)	(1,861)	(9,639)
Total comprehensive (income) loss attributable to non-controlling interests	(3,148)	7,146	(5,188)
Total comprehensive loss attributable to Sea Limited's ordinary shareholders	$ (2,080,300)	$ (1,618,872)	$ (1,472,549)